Related Party Transactions (Details) (USD $)	0 Months Ended	9 Months Ended						12 Months Ended		15 Months Ended	35 Months Ended
	Jun. 03, 2011	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Aug. 10, 2011	May 26, 2011	Jan. 18, 2011	Mar. 31, 2013 Sunrise Financial Group [Member]	Mar. 31, 2012 Sunrise Financial Group [Member]	Mar. 31, 2012 Sunrise Financial Group [Member]	Dec. 31, 2013 Sunrise Financial Group [Member]	Mar. 31, 2012 Iron Sands Corporation [Member]	Mar. 31, 2012 Trenton Acquisition Corporation [Member]
Related Party Transaction (Textual)
SFG advanced the Company for professional fees								$ 16,000	$ 8,500	$ 13,735	$ 24,500
Loans receivable - related parties			13,219	13,219				38,235				6,525	6,694
Loan payable - related party		38,235	38,235	22,235							38,235
Additional amount borrowed from related party			500
Common stock value, Subscription received		25,000			25,000	25,000	25,000
Common stock shares, Subscription received		5,000,000				5,000,000	5,000,000
Note payable - related party		39,132	25,500	5,000
Interest rate on notes payable to related party	6.00%	6.00%
Accrued interest related to loan		$ 1,887	$ 497